Transactions with Related Parties - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 09, 2011	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels		35
Advances for vessels under construction - related party		$ 0			$ 18,172
General and administrative expenses		2,721	$ 3,173
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses		$ 844	810
Capital Ship Management Corp
Related Party Transaction
Sales and purchase fee		1.00%
Commercial service fee		1.25%
Additional fees related to unforeseen events		$ 99	$ 268
Capital Ship Management Corp | Floating fee management agreement
Related Party Transaction
Management agreement initial term, per managed vessel	5
Capital Ship Management Corp | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels		3						5
Capital Product Partners LP Adjusted Fee Payable | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Management agreement termination fees						$ 9,858	$ 9,760
Master Agreement
Related Party Transaction
Number of vessels				5	1
Advances for vessels under construction - related party					$ 7,922
Excess between the fair value of the contracted vessels and the contractual cash consideration				$ 36,417	$ 10,250